Cover	Feb. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2026
Entity File Number	000-56214
Entity Registrant Name	GenFlat Holdings, Inc.
Entity Central Index Key	0001796949
Entity Tax Identification Number	84-3639946
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1983 N Berra Blvd
Entity Address, City or Town	Tooele
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84074
City Area Code	615
Local Phone Number	856-5542
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false